June 27, 1997

United States Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Rule 24f-2 Notice for Banner Life Variable Annuity Account B of Banner Life Insurance Company
     Registration No: 33-76174

Ladies and Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, you are hereby notified that:

     1.) the Banner Life Variable Annuity Account B fiscal year for which this Notice is filed is the calendar year ended December 31, 1996;

     2.) the amount of Banner Life Variable Annuity Account B securities which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year was: $-0-;

     3.) the amount of Banner Life Variable Annuity Account B securities registered during such fiscal year other than pursuant to Rule 24f-2 was: $-0-;

     4.) the amount of Banner Life Variable Annuity Account B securities sold during such fiscal year was $ 5,935,525; and

     5.) the amount of Banner Life Variable Annuity Account B securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was $5,935,525.

Attached hereto is an opinion of counsel as required. The filing fee of $2,046.73 has been electronically submitted for payment based upon aggregate net premiums of $5,935,525.

Sincerely,

/s/Mark A. Canter
Mark A. Canter
Vice President, Secretary
  and General Counsel

cc:  Frederick Bellamy, Esq.




June 27, 1997

United States Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Rule 24f-2 Notice for Banner Life Variable Annuity Account B of Banner Life Insurance Company
     Registration No: 33-76174

Ladies and Gentlemen:

It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued and non-assessable. They were not fully paid, however, since the variable annuity contracts issued in connection with the Banner Life Variable Annuity Account B contemplate the payment of additional premiums.

Very truly yours,

/s/Mark A. Canter

Mark A. Canter
Vice President, Secretary
  and General Counsel


cc:  Frederick R. Bellamy, Esq.